Annual Fund Operating Expenses - Alight Money Market Fund - Administrative Shares	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.85%

[1]	Separately, Alight Solutions, LLC (“Alight”), the Fund’s administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.85% of the Fund’s average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Under this arrangement, the fees waived and expenses incurred by Alight are subject to recoupment from the Fund up to three years from the date the fees were waived or the expenses were incurred, but the Fund will not pay any recoupment to Alight if doing so would cause the Fund’s total ordinary operating expenses to exceed the lesser of the expense cap currently in effect or the expense cap in effect at the time the fees and/or expenses subject to recoupment were waived and/or borne by Alight. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the “Board of Trustees”) approves its termination. During the Fund’s most recent fiscal year, Alight did not utilize this waiver.
[2]	The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors (“BFA”), the investment adviser to the Treasury Money Market Master Portfolio (the “Portfolio,” which is a series of the Master Investment Portfolio (“MIP”)), into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its management fees for MIP. This arrangement is in effect through the close of business on June 30, 2023 and neither BFA nor MIP can discontinue the agreement prior to July 1, 2023 without the consent of the board of trustees of MIP (the “MIP Board”).